SCOPE OF CONSOLIDATION - Acquisitions Narrative - Votorantim (renamed AMSF) (Details) - USD ($) $ in Millions		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Apr. 01, 2019
AMSF
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	2.99%
Consideration payable	$ 328				$ 328
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	83
Contingent liabilities recognised as of acquisition date	93
Unfavorable contracts recognised as of acquisition date	293
Borrowings recognised as of acquisition date	211
Cash and cash equivalents recognised as of acquisition date	13
Fair value of acquired receivables	141
Trade receivables recognised as of acquisition date	92
Gross contractual amounts receivable for acquired receivables	108
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	16
Revenue of acquiree since acquisition date			$ 285
Loss of acquiree since acquisition date			$ (108)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 8
ArcelorMittal Italia and AMSF
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				$ 79,192
Net income of combined entity as if combination occurred at beginning of period				$ 4,801
Sitrel
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Sitrel | AMSF
Disclosure of detailed information about business combination [line items]
Investments in joint ventures	$ 82
Goodwill | AMSF
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		$ 8
Other liabilities | AMSF
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		$ 8